Segment Information - Reconciliation of Operating Profit (Loss) from Segments to Consolidated (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net sales	$ 21,109	$ 12,093	$ 13,509
Cost of goods sold	(16,914)	(9,039)	(10,237)
Selling, general and administrative expenses	(2,793)	(1,604)	(1,543)
Depreciation, depletion and amortization	(1,464)	(580)	(564)
Transaction and integration-related expenses associated with the Combination	(395)	(78)	0
Amortization of fair value step up on inventory	(224)
Goodwill impairment	0	0	(12)
Impairment charges on assets other than goodwill	0	0	(159)
Interest expense, net	(398)	(139)	(139)
Pension and other postretirement non-service expense, net	(24)	(49)	(8)
Share-based compensation expense	(206)	(66)	(68)
Other (expense) income, net	(25)	(46)	15
Other Adjustments	(90)	(32)	(29)
Income before income taxes	560	1,138	1,426
North America
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net sales	9,901	1,623	1,719
Europe, MEA and APAC
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net sales	9,556	9,184	10,432
LATAM
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net sales	1,652	1,286	1,358
Operating segments
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net sales	21,380	12,161	13,568
Cost of goods sold	(15,590)	(8,602)	(9,792)
Selling, general and administrative expenses	(2,273)	(1,320)	(1,295)
Operating expenses	(17,863)	(9,922)	(11,087)
Segment Adjusted EBITDA	3,517	2,239	2,481
Operating segments | North America
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net sales	10,092	1,624	1,720
Cost of goods sold	(7,450)	(1,165)	(1,263)
Selling, general and administrative expenses	(1,032)	(178)	(176)
Operating expenses	(8,482)	(1,343)	(1,439)
Segment Adjusted EBITDA	1,610	281	281
Operating segments | Europe, MEA and APAC
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net sales	9,577	9,193	10,451
Cost of goods sold	(6,948)	(6,498)	(7,533)
Selling, general and administrative expenses	(1,100)	(1,011)	(998)
Operating expenses	(8,048)	(7,509)	(8,531)
Segment Adjusted EBITDA	1,529	1,684	1,920
Operating segments | LATAM
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net sales	1,711	1,344	1,397
Cost of goods sold	(1,192)	(939)	(996)
Selling, general and administrative expenses	(141)	(131)	(121)
Operating expenses	(1,333)	(1,070)	(1,117)
Segment Adjusted EBITDA	378	274	280
Goodwill impairment	0	0	(12)
Intersegment eliminations
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net sales	(271)	(68)	(59)
Intersegment eliminations | North America
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net sales	(191)	(1)	(1)
Intersegment eliminations | Europe, MEA and APAC
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net sales	(21)	(9)	(19)
Intersegment eliminations | LATAM
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net sales	(59)	(58)	(39)
Corporate
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating expenses	$ (131)	$ (111)	$ (91)